Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (72,578)	$ (94,707)	$ (115,409)
Adjustments to reconcile net loss to net cash provided by operating activities (including discontinued operations):
Depreciation and amortization	238,020	248,089	258,592
Provision for impairment of investment properties	39,981	23,057	64,700
Impairment of marketable securities	0	0	24,831
Impairment of notes receivable	0	0	17,322
Gain on sales of investment properties, net	(30,415)	(23,421)	(26,383)
Gain on extinguishment of debt, net	(16,705)	0	0
Loss on lease terminations	8,714	13,826	13,735
Amortization of loan fees, mortgage debt premium and discount on debt assumed, net	6,834	11,701	13,804
Equity in loss (income) of unconsolidated joint ventures, net	6,437	(2,025)	11,299
Distributions on investments in unconsolidated joint ventures	2,218	5,721	4,176
Recognized gain on sale of marketable securities, net	(277)	(4,007)	(42,870)
Payment of leasing fees	(10,786)	(6,172)	(5,048)
Changes in accounts receivable, net	4,915	8,336	1,467
Changes in accounts payable and accrued expenses, net	(813)	13,313	11,136
Changes in other operating assets and liabilities, net	(6,618)	(9,662)	15,699
Other, net	5,680	23	2,786
Net cash provided by operating activities	174,607	184,072	249,837
Cash flows from investing activities:
Proceeds from sale of marketable securities	359	8,629	125,088
Changes in restricted escrows, net	673	(22,967)	(38,680)
Purchase of investment properties	(16,555)	(651)	(20,031)
Capital expenditures and tenant improvements	(32,509)	(34,547)	(20,747)
Proceeds from sales of investment properties	195,948	144,675	172,007
Investment in developments in progress	(3,288)	(3,219)	(15,297)
Investment in unconsolidated joint ventures	(50,030)	(3,589)	(2,879)
Distributions of investments in unconsolidated joint ventures	12,563	0	0
Return of escrowed funds from unconsolidated joint venture	0	65,240	0
Other, net	310	829	(5,755)
Net cash provided by investing activities	107,471	154,400	193,706
Cash flows from financing activities:
(Payoff of) proceeds from margin debt related to marketable securities, net	(2,476)	10,017	(56,340)
Proceeds from mortgages and notes payable	91,579	737,890	974,938
Principal payments on mortgages and notes payable	(678,071)	(1,050,997)	(1,158,195)
Proceeds from secured credit facility	574,764	90,000	30,000
Payoff of secured credit facility	(174,111)	(42,653)	(148,000)
Payment of loan fees and deposits	(12,316)	(11,498)	(31,376)
Distributions paid, net of DRP	(71,754)	(50,654)	(47,651)
Repayment of other financings	0	(3,410)	(55,999)
Proceeds from co-venture obligation	0	0	50,000
Other, net	(3,897)	(442)	3,817
Net cash used in financing activities	(276,282)	(321,747)	(438,806)
Net increase in cash and cash equivalents	5,796	16,725	4,737
Cash and cash equivalents, at beginning of period	130,213	125,904	121,167
Cash decrease due to deconsolidation of variable interest entity	0	(12,416)	0
Cash and cash equivalents, at end of period	136,009	130,213	125,904
Supplemental cash flow disclosure, including non-cash activities:
Cash paid for interest, net of interest capitalized	227,887	248,576	222,573
Distributions payable	31,448	26,851	15,657
Distributions reinvested	44,296	32,731	37,302
Accrued capital expenditures and tenant improvements	4,878	0	0
Developments in progress placed in service	25,651	28,312	35,126
Forgiveness of mortgage debt	15,798	50,831	0
Shares of common stock returned as a result of litigation settlement	0	3,600	0
Purchase of investment properties (after credits at closing):
Land, building and other improvements, net	(12,546)	(651)	(20,031)
Acquired lease intangibles and other assets	(4,547)	0	0
Acquired below market lease intangibles and other liabilities	538	0	0
Total purchase of investment properties after credits	(16,555)	(651)	(20,031)
Proceeds from sales of investment properties:
Land, building and other improvements, net	217,700	259,308	288,635
Acquired lease intangibles and other assets	10,142	(4,697)	23,397
Mortgages and notes payable assumption	(60,000)	(97,888)	(160,489)
Forgiveness of mortgage debt	0	(31,756)	0
Acquired below market lease intangibles and other liabilities	(5,805)	(3,713)	(5,919)
Deferred gains	2,505	0	0
Gain on extinguishment of debt	991	0	0
Gain on sales of investment properties, net	30,415	23,421	26,383
Proceeds from sales of investment properties	195,948	144,675	172,007
Deconsolidation of variable interest entity:
Investment in unconsolidated joint ventures	0	7,230	0
Other assets, net	0	(6,386)	0
Accounts payable and accrued expenses	0	124	0
Other liabilities	0	7,186	0
Noncontrolling interests	0	4,262	0
Cash decrease due to deconsolidation of variable interest entity	$ 0	$ 12,416	$ 0